Note 10 - Equity Method Investments (Details Textual) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023	Dec. 11, 2023	Dec. 05, 2023	May 12, 2023
Payments to Acquire Equity Method Investments	$ (0)	$ 1,274
Carrying Capacity of Vessels at Period End (TEU)	512,989		512,989
Income (Loss) from Equity Method Investments	$ 42	(1,137)
Sykes Maritime Co. [Member]
Subsidiary, Ownership Percentage, Parent						100.00%
Arkadia [Member]
Asset Acquisition, Percentage of Voting Interests Acquired					51.00%
Carrying Capacity of Vessels at Period End (TEU)					1,550
Ownership Percentage				100.00%
Polar Argentina [Member]
Carrying Capacity of Vessels at Period End (TEU)						3,800
Polar Brasil [Member]
Carrying Capacity of Vessels at Period End (TEU)						3,800
Goodway Maritime Co. [Member]
Proceeds from Dividends Received	$ 490
Equity Method Investment, Ownership Percentage	49.00%
Geyer Maritime Co. [Member]
Proceeds from Dividends Received		1,274
Platt Maritime Co. [Member]
Payments to Acquire Equity Method Investments		980
Equity Method Investment, Ownership Percentage						49.00%
Platt Maritime Co. [Member] | York [Member]
Equity Method Investment, Ownership Percentage						51.00%
Sykes Maritime Co. [Member]
Payments to Acquire Equity Method Investments		$ 294
Sykes Maritime Co. [Member] | York [Member]
Equity Method Investment, Ownership Percentage						51.00%